Commitment and contingent liabilities - Operational lease commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total aggregated time bands [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	€ 77	€ 5,442	€ 3,708
Not later than one year [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	28	2,053	1,721
Between two and three years [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	49	2,302	1,504
Between four and five years [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	0	785	406
Later than five years [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	€ 0	€ 302	€ 77